Property and Equipment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Property and Equipment

9.     Property, Plant and Equipment

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Cost	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	—	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	—	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$—	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	—	89,513	32,703	124,360	—	12,936,374
Additions	—	108,933	66,110	10,489	13,348	3,435	108,631	310,946
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(663,404)	(1,088,572)	(54,767)	(14,851)	(5,436)	(437,117)	(2,264,147)
Foreign exchange movements	12,901	282,219	(67,232)	(603)	1,115	2,181	(135,767)	94,814
Balance, December 31, 2022	$885,237	$12,135,221	$—	$92,255	$42,439	$129,235	$—	$13,284,387

		Plant				Furniture
		and	Leasehold	Motor		and	Capital work-in-
Accumulated depreciation	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	—	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	—	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2021	$—	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Depreciation	—	972,872	—	27,883	22,942	13,490	—	1,037,187
Depreciation – Bophelo	—	32,549	49,538	6,577	20,832	463	—	109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(195,441)	(149,161)	(28,357)	(2,877)	(876)	—	(376,712)
Foreign exchange movements	—	68,415	(9,000)	911	(15,759)	1,230	—	45,797
Balance, December 31, 2022	$—	$1,053,249	$—	$30,519	$26,344	$14,771	$—	$1,124,883

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Net book value	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2021	$—	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748
Balance, December 31, 2022	$885,237	$11,081,972	$—	$61,736	$16,095	$114,464	$—	$12,159,504

9.     Property, Plant and Equipment (continued)

As at December 31, 2022, the Company derecognized property, plant and equipment with a net book value of $1,887,435 in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. As at December 31, 2021, the Company’s capital work in progress related to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo, Lesotho, which was derecognized at December 31, 2022 as a result of the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd (note 5).

During the year ended December 31, 2022, the Company recorded depreciation of its property, plant and equipment of $1,147,146 (2021 – $155,073) of which $109,959 (2021 – $154,595) related to the operations of Bophelo Bio Science and Wellness (Pty) Ltd was recorded within discontinued operations.

6.     Property and equipment

	Plant				Furniture	Capital
	and	Leasehold	Motor		and	work-in-
Cost	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2019	$449,044	$304,770	$38,427	$—	$—	$616,377	$1,408,618
Additions	172,369	—	—	—	—	266,768	439,137
Write-offs	(23,748)	—	—	—	—	—	(23,748)
Foreign exchange movements	(11,305)	(11,333)	(1,429)	—	—	—	(24,067)
Balance, December 31, 2020	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400

	Plant				Furniture
Accumulated	and	Leasehold	Motor		and	Capital work-in-
depreciation	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2019	$67,113	$22,489	$4,803	$—	$—	$—	$94,405
Depreciation	60,212	14,950	9,425	—	—	—	84,587
Foreign exchange movements	(3,615)	(1,115)	(354)	—	—	—	(5,084)
Balance, December 31, 2020	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2021	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652

	Plant				Furniture	Capital
	and	Leasehold	Motor		and	work-in-
Net book value	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$462,650	$257,113	$23,124	$—	$—	$883,145	$1,626,032
Balance, December 31, 2021	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748

As at December 31, 2021 and 2020 the Company’s Capital work in progress relate to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo Bio Science in Lesotho.

The Company considered indicators of impairment at December 31, 2021 and 2020. The Company did not record any impairment loss during the year ended December 31, 2021 (2020 – $23,748, 2019 – nil).